Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 315	$ 11,850
Issuance of units for Board of Directors' fees	127	181
Other and contribution from owner	14	109
Equity: Total	456	12,140
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	127	181
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG	$ 315	$ 11,850